Salaries And Other Employee Expenses - Summary Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 164,909	$ 135,440	$ 109,520
Cost of product revenue
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	76,908	42,501	0
Research and development expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	44,339	52,962	71,588
General and administrative expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 43,662	$ 39,977	$ 37,932